VANECK EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Automobiles & Components: 1.7%
Ghabbour Auto	1,293,478	$227,945
Banks: 8.0%
Commercial International Bank Egypt SAE (GDR)	985,981	1,088,278
Capital Goods: 4.6%
ElSewedy Electric Co. *	1,605,285	620,580
Consumer Durables & Apparel: 1.9%
Oriental Weavers	765,121	259,790
Consumer Services: 4.3%
Cairo Investment & Real Estate Development Co. SAE	912,523	579,682
Diversified Financials: 5.8%
Egyptian Financial Group-Hermes Holding Co. *	763,608	449,411
Egyptian Financial Group-Hermes Holding Co. (GDR) *	300,674	342,768
		792,179
Energy: 3.8%
TransGlobe Energy Corp. †	191,650	513,622
Food, Beverage & Tobacco: 9.4%
Eastern Co. SAE	1,753,458	924,881
Juhayna Food Industries	930,589	343,594
		1,268,475
Health Care Equipment & Services: 4.6%
Cleopatra Hospital *	2,249,618	444,711
Ibnsina Pharma SAE	1,896,836	181,529
		626,240
Materials: 26.2%
Abou Kir Fertilizers & Chemical Industries	780,180	991,104
Alexandria Mineral Oils Co.	1,568,245	332,185
	Number of Shares	Value
Materials (continued)
Centamin Plc	638,684	$640,576
Egypt Kuwait Holding Co. SAE	894,205	1,064,104
Ezz Steel Co. SAE	468,717	335,760
Sidi Kerir Petrochemicals Co. *	523,420	196,614
		3,560,343
Real Estate: 16.0%
Emaar Misr for Development SAE *	1,881,542	232,301
Heliopolis Housing	1,194,546	349,706
Medinet Nasr Housing *	3,824,989	526,572
Palm Hills Developments SAE	4,566,595	310,887
Talaat Moustafa Group	1,984,683	744,245
		2,163,711
Software & Services: 9.0%
E-Finance for Digital & Financial Investments	931,151	649,310
Fawry for Banking & Payment Technology Services SAE *	3,125,876	575,903
		1,225,213
Telecommunication Services: 4.8%
Telecom Egypt Co.	742,930	650,942
Total Common Stocks (Cost: $15,234,806)		13,577,000

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.1%
Money Market Fund: 2.1% (Cost: $291,066)
State Street Navigator Securities Lending Government Money Market Portfolio	291,066	291,066
Total Investments: 102.2% (Cost: $15,525,872)		13,868,066
Liabilities in excess of other assets: (2.2)%		(299,572)
NET ASSETS: 100.0%		$13,568,494

Definitions:

GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $353,160.
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VANECK EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.8%	$650,942
Consumer Discretionary	7.9	1,067,417
Consumer Staples	9.4	1,268,475
Energy	3.8	513,622
Financials	13.8	1,880,457
Health Care	4.6	626,240
Industrials	4.6	620,580
Information Technology	9.0	1,225,213
Materials	26.2	3,560,343
Real Estate	15.9	2,163,711
	100.0%	$13,577,000
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